ACQUISITIONS AND DIVESTITURES	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS AND DIVESTITURES
NOTE 4 — ACQUISITIONS AND DIVESTITURES
Vegetables Exit Process

On January 30, 2023, certain of Dole’s wholly owned subsidiaries entered into a Stock Purchase Agreement (the “Fresh Express Agreement”) with Fresh Express Acquisition, LLC (“Fresh Express”), pursuant to which Fresh Express agreed to acquire the Fresh Vegetables division. On March 27, 2024, the Fresh Express Agreement was terminated due to a failure to obtain regulatory approval, and Dole announced that it is in the process of pursuing alternative transactions through which it will exit the Fresh Vegetables business.
The Fresh Vegetables division comprises substantially all of the assets and liabilities of the former Fresh Vegetables reportable segment. As of June 30, 2025, certain assets and liabilities of the Fresh Vegetables reportable segment that are excluded from the exit process are not material, individually or in the aggregate.

The Company determined that exiting the Fresh Vegetables business represents a strategic shift that will have a material effect on the Company’s operations and results. As such, the results of the Fresh Vegetables division have been classified as discontinued operations in the condensed consolidated statements of operations for the periods presented, and its related assets and liabilities have been classified as held for sale in the condensed consolidated balance sheets as of March 31, 2023 and onwards. As a result, depreciation on property, plant and equipment and amortization on operating lease right-of-use assets have ceased as of March 31, 2023. The total amount of depreciation and amortization not recorded from March 31, 2023 to June 30, 2025 was $100.0 million. In accordance with held-for-sale disposal group measurement guidance, an after-tax cumulative loss of $123.5 million (gross cumulative loss of $165.8 million net of a deferred tax credit of $42.3 million) has been recorded as of June 30, 2025 to adjust the carrying amount of the Fresh Vegetables division to its estimated fair value, less costs to sell. The after-tax impact of this loss in the three and six months ended June 30, 2025 was $37.8 million (gross loss of $50.7 million net of a deferred tax credit of $12.9 million) and $45.3 million (gross loss of $60.9 million net of a deferred tax credit of $15.5 million), respectively. The cumulative pre-tax loss is presented as a valuation allowance against the disposal group and is not allocated to specific assets and liabilities and the adjustment to deferred taxes is recorded within deferred income tax liabilities, net. The estimated fair value was based on ongoing negotiations with potential market participants and therefore utilizes unobservable (Level 3) inputs.

Upon exiting the business, Dole does not anticipate having significant continuing involvement with the Fresh Vegetables division.
On August 1, 2025, the Company entered into the Transaction with OG Holdco to sell the Fresh Vegetables division. On August 5, 2025, the Transaction closed for aggregate purchase price of approximately $140.0 million and the Company completed the Vegetables exit process. See Note 20 “Subsequent Events” for additional detail.
The following tables present the results of the Fresh Vegetables division as reported in income (loss) from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within discontinued operations assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

	(U.S. Dollars in thousands)
Revenues, net	$247,242	$297,505	$492,235	$587,795
Cost of sales	(231,023)	(265,091)	(456,610)	(526,621)
Gross profit	16,219	32,414	35,625	61,174
Selling, marketing, general and administrative expenses	(9,962)	(10,952)	(20,588)	(22,469)
Transaction and other operating costs	(156)	(259)	(279)	(714)
Loss on asset sales	—	—	—	(221)
Operating income from discontinued operations	6,101	21,203	14,758	37,770
Other (expense) income, net	(260)	876	239	885
Net interest income (expense)[1]	26	(217)	65	(1,653)
Income from discontinued operations before income taxes	5,867	21,862	15,062	37,002
Loss on classification as held for sale before income taxes	(50,700)	—	(60,913)	—
Total (loss) income from discontinued operations before income taxes	(44,833)	21,862	(45,851)	37,002
Income tax benefit (expense)	10,156	10,279	10,939	(11,003)
Income from discontinued operations attributable to noncontrolling interests	(273)	(123)	(8)	(32)
(Loss) income from discontinued operations, net of income taxes	$(34,950)	$32,018	$(34,920)	$25,967
[1] Net interest income presented within discontinued operations is net of interest expense.

	June 30, 2025	December 31, 2024

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$22,456	$1,702
Current receivables, net[1]	71,799	12,721
Inventories, net	25,891	32,259
Prepaid expenses and other current assets	9,460	6,724
Property, plant and equipment, net	253,456	248,545
Operating lease right-of-use assets	116,385	115,917
Other noncurrent assets	17,529	19,060
Loss recognized on classification as held for sale	(165,799)	(104,886)
Total Fresh Vegetables assets held for sale	$351,177	$332,042
Fresh Vegetables current assets held for sale	351,177	332,042
Fresh Vegetables non-current assets held for sale	—	—
Total Fresh Vegetables assets held for sale	$351,177	$332,042
LIABILITIES
Accounts payable	$59,883	$61,646
Accrued and other current liabilities	55,214	75,185
Operating lease liabilities	57,320	70,541
Deferred income tax liabilities	7,331	19,783
Other long-term liabilities	15,989	17,514
Total Fresh Vegetables liabilities held for sale	$195,737	$244,669
Fresh Vegetables current liabilities held for sale	195,737	244,669
Fresh Vegetables non-current liabilities held for sale	—	—
Total Fresh Vegetables liabilities held for sale	$195,737	$244,669
1As of December 31, 2024, Fresh Vegetables sold its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses”, amounting to $62.2 million. As of June 30, 2025, Fresh Vegetables’ position under the facility was settled and these receivables are included within the disposal group.
Sale of Progressive Produce
On February 27, 2024, Dole entered into a definitive agreement with PTF Holdings, LLC (“PTF Holdings”) pursuant to which Dole agreed to sell its 65.0% stake in Progressive Produce (the “Progressive Produce business”) to PTF Holdings for gross proceeds of $120.3 million in cash (the “Progressive Transaction”). On March 13, 2024, Dole completed the Progressive Transaction. The Progressive Produce business was reported within the Diversified Fresh Produce – Americas and the Rest of World (“Diversified Fresh Produce – Americas and ROW”) reportable segment. As a result of the sale, Dole recognized a gain on the sale of $75.9 million for the six months ended June 30, 2024, included within gain on disposal of business in the condensed consolidated statements of operations. The carrying amount of net assets sold amounted to $41.9 million, including allocated goodwill of $36.0 million. During the six months ended June 30, 2024, Progressive Produce comprised $77.9 million of Dole’s consolidated net revenue. Associated transaction costs were not material. During the six months ended June 30, 2025, Dole recognized an incremental gain on the sale of $0.4 million related to amounts that were released from escrow.
Other Acquisitions and Divestitures
The Company normally engages in acquisitions to grow its business and product offerings and in divestitures to align with Dole’s long-term strategy. Other acquisitions and divestitures of subsidiaries in the three and six months ended June 30, 2025 and June 30, 2024 were not material. In the six months ended June 30, 2025 and June 30, 2024, total goodwill acquired was not material and there were no material gains or losses recorded for other acquisition and divestiture activity of subsidiaries in either period.
See Note 18 “Investments in Unconsolidated Affiliates” for additional detail on a divestiture of ownership shares in an equity method investee.